UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of September 30, 2010

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2010.

JPMorgan U.S. Real Estate Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.1%
	Financials — 97.1%
	Diversified — 2.2%
373	Vornado Realty Trust	31,883

	Health Care — 13.2%
2,991	HCP, Inc.	107,629
1,678	Senior Housing Properties Trust	39,428
928	Ventas, Inc.	47,857

		194,914
	Hotels — 6.1%
4,902	Host Hotels & Resorts, Inc.	70,979
2,210	Sunstone Hotel Investors, Inc. (a)	20,044

		91,023
	Industrial — 8.0%
2,796	AMB Property Corp.	74,010
3,783	ProLogis	44,567

		118,577
	Multifamily — 19.1%
2,631	Apartment Investment & Management Co., Class A	56,246
446	AvalonBay Communities, Inc.	46,363
2,265	Equity Residential	107,746
668	Essex Property Trust, Inc.	73,089

		283,444
	Office — 20.1%
919	Boston Properties, Inc.	76,358
2,626	Brandywine Realty Trust	32,166
1,364	CommonWealth REIT	34,918
1,190	Corporate Office Properties Trust	44,403
1,654	Douglas Emmett, Inc.	28,969
1,002	Mack-Cali Realty Corp.	32,772
758	SL Green Realty Corp.	48,007

		297,593
	Regional Malls — 14.8%
1,191	Macerich Co. (The)	51,160
1,384	Simon Property Group, Inc.	128,318
878	Taubman Centers, Inc.	39,185

		218,663
	Shopping Centers — 5.3%
351	Federal Realty Investment Trust	28,679
1,269	Regency Centers Corp.	50,085

		78,764
	Storage — 8.3%
1,261	Public Storage	122,368

	Total Common Stocks (Cost $1,077,557)	1,437,229
Short-Term Investment — 4.9%
	Investment Company — 4.9%
72,811	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (Cost $72,811)	72,811
	Total Investments — 102.0% (Cost $1,150,368)	1,510,040
	Liabilities in Excess of Other Assets — (2.0)%	(29,883)
	NET ASSETS — 100.0%	$1,480,157

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of September 30, 2010.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$362,178
Aggregate gross unrealized depreciation	(2,506)
Net unrealized appreciation/depreciation	$359,672
Federal income tax cost of investments	$1,150,368

U.S. Real Estate Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$1,510,040	$—	$—	$1,510,040

There were no significant transfers between levels 1 and 2 during the period ended September 30, 2010.
# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:

/s/____________________________________

Patricia A. Maleski

President and Principal Executive Officer

November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/____________________________________

Patricia A. Maleski

President and Principal Executive Officer

November 24, 2010

By:

/s/____________________________________

Joy C. Dowd

Treasurer and Principal Financial Officer

November 24, 2010